Quarterly Report
March 31, 2023
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
FCI-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 1.2%
Rolls-Royce Holdings PLC (a)	1,260,433	$2,327,919
Alcoholic Beverages – 4.7%
Diageo PLC	104,083	$4,640,257
Pernod Ricard S.A.	21,024	4,763,614
		$9,403,871
Apparel Manufacturers – 6.2%
Burberry Group PLC	51,896	$1,660,554
Kering S.A.	3,710	2,421,356
LVMH Moet Hennessy Louis Vuitton SE	9,155	8,383,707
		$12,465,617
Automotive – 0.4%
Koito Manufacturing Co. Ltd.	47,400	$897,794
Brokerage & Asset Managers – 1.9%
Deutsche Boerse AG	12,758	$2,482,879
London Stock Exchange Group PLC	13,250	1,287,691
		$3,770,570
Business Services – 1.1%
Experian PLC	69,759	$2,296,132
Chemicals – 0.7%
UPL Ltd.	167,375	$1,463,914
Computer Software – 5.9%
Dassault Systemes SE	25,656	$1,059,592
Kingsoft Corp.	173,800	852,266
NICE Systems Ltd., ADR (a)	3,494	799,742
Oracle Corp. Japan	16,500	1,190,875
SAP SE	59,253	7,458,001
Wisetech Global Ltd.	12,091	531,214
		$11,891,690
Computer Software - Systems – 6.1%
Amadeus IT Group S.A. (a)	52,096	$3,488,174
Cap Gemini S.A.	10,493	1,951,762
Hitachi Ltd.	124,500	6,843,394
		$12,283,330
Construction – 0.3%
Kingspan Group PLC	9,778	$671,235
Consumer Products – 3.8%
AmorePacific Corp.	16,326	$1,715,556
KOSE Corp.	7,300	867,059
Reckitt Benckiser Group PLC	67,085	5,096,115
		$7,678,730
Electrical Equipment – 4.7%
Prysmian S.p.A.	65,404	$2,753,657
Schneider Electric SE	39,836	6,659,342
		$9,412,999

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.9%
ASML Holding N.V.	3,101	$2,118,897
SK Hynix, Inc.	21,380	1,474,597
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	67,538	6,282,385
		$9,875,879
Energy - Independent – 0.7%
Reliance Industries Ltd.	46,306	$1,316,317
Entertainment – 0.2%
Lottery Corp. Ltd.	125,676	$431,679
Food & Beverages – 4.5%
Nestle S.A.	75,097	$9,167,602
Food & Drug Stores – 0.5%
Ocado Group PLC (a)	26,122	$173,366
Sugi Holdings Co. Ltd.	17,600	756,998
		$930,364
Gaming & Lodging – 1.8%
Aristocrat Leisure Ltd.	49,753	$1,244,102
Flutter Entertainment PLC (a)	12,981	2,360,352
		$3,604,454
Insurance – 3.2%
AIA Group Ltd.	519,800	$5,461,737
Ping An Insurance Co. of China Ltd., “H”	149,500	968,963
		$6,430,700
Internet – 2.4%
NAVER Corp.	7,434	$1,170,221
Tencent Holdings Ltd.	51,100	2,496,917
Z Holdings Corp.	402,000	1,140,685
		$4,807,823
Leisure & Toys – 0.5%
Prosus N.V.	13,527	$1,055,362
Machinery & Tools – 5.4%
Assa Abloy AB	140,664	$3,377,320
Delta Electronics, Inc.	275,000	2,731,418
GEA Group AG	54,061	2,459,493
Ritchie Bros. Auctioneers, Inc. (l)	40,033	2,252,393
		$10,820,624
Major Banks – 1.5%
DBS Group Holdings Ltd.	121,600	$3,022,029
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	8,283	$587,690
Medical Equipment – 5.3%
EssilorLuxottica	28,361	$5,119,909
QIAGEN N.V. (a)	55,369	2,516,598
Sonova Holding AG	5,763	1,699,413
Terumo Corp.	53,700	1,449,711
		$10,785,631

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	196,300	$723,944
Other Banks & Diversified Financials – 4.5%
AEON Financial Service Co. Ltd.	70,700	$660,042
Credicorp Ltd.	12,385	1,639,650
Element Fleet Management Corp.	171,414	2,251,275
Grupo Financiero Banorte S.A. de C.V.	178,613	1,505,622
HDFC Bank Ltd.	156,740	3,081,512
		$9,138,101
Pharmaceuticals – 8.5%
Bayer AG	46,085	$2,934,777
Chugai Pharmaceutical Co. Ltd.	39,100	966,418
Hypera S.A.	84,539	628,815
Merck KGaA	7,826	1,455,996
Novartis AG	35,788	3,285,513
Roche Holding AG	27,642	7,910,792
		$17,182,311
Precious Metals & Minerals – 2.6%
Agnico Eagle Mines Ltd.	48,342	$2,464,494
Franco-Nevada Corp.	18,574	2,709,207
		$5,173,701
Railroad & Shipping – 2.5%
Canadian National Railway Co.	23,140	$2,729,826
Canadian Pacific Railway Ltd.	29,872	2,300,243
		$5,030,069
Restaurants – 0.9%
Yum China Holdings, Inc.	20,796	$1,318,258
Yum China Holdings, Inc.	8,850	554,387
		$1,872,645
Specialty Chemicals – 9.0%
Akzo Nobel N.V.	19,354	$1,510,818
L'Air Liquide S.A.	23,770	3,982,174
Linde PLC	17,865	6,349,935
Nitto Denko Corp.	27,200	1,757,793
Showa Denko K. K.	59,700	983,930
Sika AG	6,385	1,792,181
Symrise AG	16,974	1,844,512
		$18,221,343
Specialty Stores – 0.8%
Alibaba Group Holding Ltd. (a)	117,400	$1,493,059
Just Eat Takeaway.com (a)	10,940	209,121
		$1,702,180
Tobacco – 0.7%
ITC Ltd.	302,551	$1,412,916
Total Common Stocks		$197,857,165

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.56% (v)	2,962,546	$2,963,139

Other Assets, Less Liabilities – 0.4%		864,139
Net Assets – 100.0%		$201,684,443
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,963,139 and $197,857,165, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$8,383,707	$25,957,749	$—	$34,341,456
Switzerland	—	24,443,191	—	24,443,191
Germany	21,152,256	—	—	21,152,256
Japan	—	17,514,699	—	17,514,699
United Kingdom	9,736,372	7,745,662	—	17,482,034
Canada	14,707,438	—	—	14,707,438
Taiwan	6,282,385	2,731,418	—	9,013,803
China	2,042,202	6,365,592	—	8,407,794
India	—	7,274,659	—	7,274,659
Other Countries	15,205,500	28,314,335	—	43,519,835
Mutual Funds	2,963,139	—	—	2,963,139
Total	$80,472,999	$120,347,305	$—	$200,820,304
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2023, the value of securities loaned was $129,304. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $137,713.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,596,015	$7,500,471	$7,132,948	$(31)	$(368)	$2,963,139
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$27,153	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2023, are as follows:
France	17.1%
Switzerland	12.1%
Germany	10.5%
Japan	8.7%
United Kingdom	8.7%
Canada	7.3%
United States	4.8%
Taiwan	4.5%
China	4.2%
Other Countries	22.1%